Average Annual Total Returns		12 Months Ended	43 Months Ended
	Jul. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%	18.35%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.30%	2.77%
60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Blended Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		13.70%	12.07%
CBOE S&P 500® Buy/Write Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	CBOE S&P 500® Buy/Write Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		8.91%	10.09%
STF Tactical Growth & Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.88%	12.92%
Performance Inception Date	May 18, 2022
STF Tactical Growth & Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.87%	12.66%
STF Tactical Growth & Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		11.18%	10.01%
STF Tactical Growth ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.30%	16.33%
Performance Inception Date	May 18, 2022
STF Tactical Growth ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		19.81%	15.45%
STF Tactical Growth ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		12.37%	12.64%